Note 14. Supplemental Disclosure of Cash Flows Information (Details) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Details
Interest Paid	$ 6,594	$ 42,496
Other Significant Noncash Transaction, Value of Consideration Given	$ 43,000	$ 81,244